Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

October 12, 2016

Wells Fargo Commercial Mortgage Securities, Inc. 375 Park Avenue New York, New York 10152

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) and Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Barclays Capital Inc., Barclays Bank PLC, C-III Commercial Mortgage LLC, Rialto Mortgage Finance, LLC, National Cooperative Bank, N.A., The Bancorp Bank, Basis Investment Group, Citigroup Global Markets Inc. and Academy Securities, Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Wells Fargo Commercial Mortgage Trust 2016-C36, Commercial Mortgage Pass-Through Certificates, Series 2016-C36.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 12, 2016, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing (i) 11 mortgage loans contributed by Barclays Bank PLC (“Barclays”) that are secured by 35 mortgaged properties (the “Barclays Loans”), (ii) 9 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 9 mortgaged properties (the “WFB Loans”), (iii) 19 mortgage loans contributed by C-III Commercial Mortgage LLC (“C-III”) that are secured by 20 mortgaged properties (the “C-III Loans”), (iv) 15 mortgage loans contributed by Rialto Mortgage Finance, LLC (“RMF”) that are secured by 15 mortgaged properties (the “RMF Loans”), (v) 10 mortgage loans contributed by National Cooperative Bank, N.A. (“NCB”) that are secured by 10 mortgaged properties (the “NCB Loans”), (vi) 7 mortgage loans contributed by The Bancorp Bank (“The Bancorp”) that are secured by 7 mortgaged properties

(“The Bancorp Loans”) and (vii) 2 mortgage loans contributed by Basis Real Estate Capital II, LLC (“Basis”) that are secured by 2 mortgaged properties (the “Basis Loans”).

Together, the Barclays Loans, WFB Loans, C-III Loans, RMF Loans, NCB Loans, The Bancorp Loans and Basis Loans are collectively referred to herein as the “Mortgage Loans.”

From September 12, 2016 through October 12, 2016, representatives of each of the Mortgage Loan Sellers provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to their respective Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the footnotes on Appendix A or those identified as “Mortgage Loan Seller Provided”) set forth on the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

Appendix A

Number	Characteristic on Data File	Source Document
1	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
2	Multiple Property Indicator	Mortgage/Deed of Trust/Loan Agreement
3	Property Name	None - Mortgage Loan Seller Provided
4	Property Address	Appraisal Report/Engineering Report/Insurance Confirmation/Title Policy
5	Property City	Appraisal Report/Engineering Report/Insurance Confirmation
6	Property State	Appraisal Report/Engineering Report
7	Property Zip Code	Appraisal Report/Engineering Report/USPS.com
8	County	Appraisal Report/Engineering Report/USPS.com
9	Year Built	Appraisal Report/Engineering Report
10	Year Renovated	Appraisal Report/Engineering Report/Capital Expenditure Schedule
11	Property Type	Appraisal Report
12	Specific Property Type	Appraisal Report
13	No. of Units	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
14	Unit of Measure	Appraisal Report/Borrower Rent Roll/UW Rent Roll/Electronic Underwriting File
15	Occupancy %	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/ Electronic Underwriting File[1]
16	Occupancy % Source Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/ Electronic Underwriting File[1]
17	Acreage	Appraisal Report/Zoning Report
18	Borrower Name	Note/Mortgage/Loan Agreement
19	Note Date	Note/Mortgage/Loan Agreement
20	First Payment Date	Note/Mortgage/Loan Agreement
21	Maturity Date or Anticipated Repayment Date	Note/Mortgage/Loan Agreement
22	Payment Due Date	Note/Mortgage/Loan Agreement
23	Monthly Debt Service Amount	Calculation –see procedure below
24	Specific Payment Schedule (Y/N)	Note/Mortgage/Loan Agreement
25	Mortgage Rate	Note/Mortgage/Loan Agreement (including the Notice of Loan Conversion Election, if any)
26	Interest Accrual Basis	Note/Mortgage/Loan Agreement
27	Interest Accrual Basis During IO Period	Note/Mortgage/Loan Agreement
28	Original Balance	Note/Mortgage/Loan Agreement/Draft Note[2]
29	Cut-Off Date Balance - Loan Level	Calculation –see procedure below

1 With respect to each Mortgage Loan identified on the Data File as having one tenant and where the related Mortgage Loan Seller did not provide us with the Borrower Rent Roll/UW Rent Roll/Lease Estoppel for the related mortgaged property or mortgaged properties, we were instructed by the related Mortgage Loan Seller to compare the Occupancy % Source Date to the Cut-Off Date and to assume that such tenant is solely occupying such mortgaged property as of the Occupancy % Source Date.

2 At the request of representatives of the respective Mortgage Loan Seller, for any Mortgage Loan with more than one mortgaged property where the Original Balances of the respective mortgaged properties were not stated on the related Note/Mortgage/Loan Agreement/Draft Note, we compared the Original Balance of each such mortgaged property to the Property Level Original Balance (as recalculated herein). With respect to the Mortgage Loan identified on the Data File as “Conrad Indianapolis,” we were instructed by representatives of the related Mortgage Loan Seller to compare the Original Balance to the Draft Note.

Appendix A

Number	Characteristic on Data File	Source Document
30	Cut-Off Date Balance - Property Level	Calculation –see procedure below
31	Cut-Off Date Balance Per Unit/SF	Calculation –see procedure below
32	Balloon Payment	Calculation –see procedure below
33	Prepayment Restriction Code	Note/Mortgage/Loan Agreement
34	Early Defeasance Loan (Y/N)	Note/Mortgage/Loan Agreement
35	Yield Maintenance Calculation Method	Note/Mortgage/Loan Agreement
36	Portion of Loan Prepaid with Different Prepayment Condition	Note/Mortgage/Loan Agreement
37	Amortization Term (Original)	Calculation –see procedure below
38	Amortization Term (Remaining)	Calculation –see procedure below
39	Loan Term (Original)	Calculation –see procedure below
40	Loan Term (Remaining)	Calculation –see procedure below
41	IO Period	Note/Mortgage/Loan Agreement
42	Seasoning	Calculation –see procedure below
43	Loan Amortization Type	Note/Mortgage/Loan Agreement
44	ARD Loan (Y/N)	Note/Mortgage/Loan Agreement
45	Mortgage Rate After ARD	Note/Mortgage/Loan Agreement
46	Hyper-Amortization Commencement Date	Note/Mortgage/Loan Agreement
47	ARD Loan Maturity Date	Note/Mortgage/Loan Agreement
48	Grace Period Default (days)	Note/Mortgage/Loan Agreement
49	Grace Period Late (days)	Note/Mortgage/Loan Agreement
50	USPAP Appraisal (Y/N)	Appraisal Report
51	As-Is Appraised Value	Appraisal Report[3]
52	As-Is Appraisal Valuation Date	Appraisal Report
53	Stabilized Appraised Value	Appraisal Report
54	Stabilized Appraisal Valuation Date	Appraisal Report
55	Original LTV	Calculation –see procedure below
56	Cut-Off Date LTV Ratio	Calculation –see procedure below
57	LTV Ratio at Maturity or ARD	Calculation –see procedure below
58	UW NOI DSCR	Calculation –see procedure below
59	UW NCF DSCR	Calculation –see procedure below
60	Cut-Off Date UW NOI Debt Yield	Calculation –see procedure below
61	Cut-Off Date UW NCF Debt Yield	Calculation –see procedure below
62	UW Occupancy %	NCB Loans: Appraisal Report All other loans: Electronic Underwriting File
63	UW Revenues	NCB Loans: Appraisal Report All other loans: Electronic Underwriting File
64	UW Expenses	NCB Loans: Appraisal Report All other loans: Electronic Underwriting File

3 With respect to those mortgaged properties having a Specific Property Type of “Cooperative” on the Data File, the related As-Is Appraised Value is the appraised value assuming such mortgaged property is operated as a residential cooperative (as set forth on the Appraisal Report).

Appendix A

Number	Characteristic on Data File	Source Document
65	UW NOI	NCB Loans: Appraisal Report All other loans: Electronic Underwriting File
66	UW Replacement	NCB Loans: Appraisal Report All other loans: Electronic Underwriting File
67	UW TI/LC	NCB Loans: Appraisal Report All other loans: Electronic Underwriting File
68	UW NCF	NCB Loans: Appraisal Report All other loans: Electronic Underwriting File
69	UW Management Fee %	NCB Loans: Appraisal Report All other loans: Electronic Underwriting File
70	UW FF&E4	Electronic Underwriting File
71	UW FF&E Reserves % 4	Electronic Underwriting File
72	UW Hotel ADR 4	Electronic Underwriting File
73	UW Hotel RevPAR 4	Electronic Underwriting File
74	Most Recent Period Description 4	Electronic Underwriting File
75	Most Recent Revenues 4	Electronic Underwriting File
76	Most Recent Expenses 4	Electronic Underwriting File
77	Most Recent NOI 4	Electronic Underwriting File
78	Most Recent Reserves 4	Electronic Underwriting File
79	Most Recent NCF 4	Electronic Underwriting File
80	Most Recent Hotel ADR 4	Electronic Underwriting File
81	Most Recent Hotel RevPAR 4	Electronic Underwriting File
82	Second Most Recent Period Description 4	Electronic Underwriting File
83	Second Most Recent Revenues 4	Electronic Underwriting File
84	Second Most Recent Expenses 4	Electronic Underwriting File
85	Second Most Recent NOI 4	Electronic Underwriting File
86	Second Most Recent Reserves 4	Electronic Underwriting File
87	Second Most Recent NCF 4	Electronic Underwriting File
88	Second Most Recent Hotel ADR 4	Electronic Underwriting File
89	Second Most Recent Hotel RevPAR 4	Electronic Underwriting File
90	Third Most Recent Period Description 4	Electronic Underwriting File
91	Third Most Recent Revenues 4	Electronic Underwriting File
92	Third Most Recent Expenses 4	Electronic Underwriting File
93	Third Most Recent NOI 4	Electronic Underwriting File
94	Third Most Recent Reserves 4	Electronic Underwriting File
95	Third Most Recent NCF 4	Electronic Underwriting File
96	Third Most Recent Hotel ADR 4	Electronic Underwriting File
97	Third Most Recent Hotel RevPAR 4	Electronic Underwriting File
98	Assumption Frequency	Note/Mortgage/Loan Agreement

4 Characteristic is not applicable to, and therefore we made no comparisons for, those Mortgage Loans secured by mortgaged properties identified on the Data File as having a Specific Property Type of “Cooperative.”

Appendix A

Number	Characteristic on Data File	Source Document
99	Assumption Fee	Note/Mortgage/Loan Agreement
100	Loan Cross Portfolio Name	Note/Mortgage/Loan Agreement
101	Portfolio Cross Release Conditions	Note/Mortgage/Loan Agreement
102	Free Release (Y/N)	Note/Mortgage/Loan Agreement
103	Free Release Description	Note/Mortgage/Loan Agreement
104	Value of Free Release Parcel included in Appraisal	Appraisal Report
105	Partial Release and/or Partial Defeasance	Note/Mortgage/Loan Agreement
106	Partial Release or Defeasance Description	Note/Mortgage/Loan Agreement
107	Substitution (Y/N)	Note/Mortgage/Loan Agreement
108	Substitution Description	Note/Mortgage/Loan Agreement
109	Lien Position	Title Policy
110	Title Vesting (Fee/Leasehold/Both)	Title Policy/Assignment of Mortgage
111	Ground Lease Subordinate (Y/N/Silent)	Ground Lease/Ground Lease Abstract
112	Ground Lease Initial Expiration Date	Ground Lease/Ground Lease Abstract
113	Annual Ground Rent Payment	Ground Lease/Ground Lease Abstract
114	Annual Ground Rent Increases	Ground Lease/Ground Lease Abstract
115	Extension Options Description	Ground Lease/Ground Lease Abstract
116	Ground Lease Expiration Date with Extension Options	Ground Lease/Ground Lease Abstract
117	Notice and Cure Rights (Y/N)	Ground Lease/Ground Lease Abstract
118	TIC (Y/N)	Tenants in Common Agreement/Loan Agreement
119	Max Number of TICs	Tenants in Common Agreement/Loan Agreement
120	Single Purpose Borrower (Y/N)	Note/Mortgage/Loan Agreement
121	Borrower Non-Consolidation Opinion (Y/N)	Attorney Opinion Letter
122	Borrower Independent Director (Y/N)	Note/Mortgage/Loan Agreement
123	DST (Y/N)	Note/Mortgage/Loan Agreement
124	IDOT (Y/N)	Mortgage
125	Type of Lockbox	Loan Agreement/Cash Management Agreement/ Lockbox Agreement
126	Lockbox Trigger Event	Loan Agreement/Cash Management Agreement/Lockbox Agreement
127	Property Manager	Management Agreement/Loan Agreement
128	Fraud Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
129	Environmental Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
130	Engineering Escrow/Deferred Maintenance	Note/Mortgage/Closing Statement/Loan Agreement
131	Engineering/Deferred Maintenance Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/ Letter of Credit
132	Engineering/Deferred Maintenance Escrow - LoC Counterparty	Letter of Credit
133	Environmental Escrow	Note/Mortgage/Closing Statement/Loan Agreement
134	Environmental Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/ Letter of Credit

Appendix A

Number	Characteristic on Data File	Source Document
135	Environmental Escrow - LoC Counterparty	Letter of Credit
136	Springing Environmental Escrow Description	Note/Mortgage/Loan Agreement
137	Tax Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout
138	Tax Escrow (Monthly)	Closing Statement/Servicing Statement or Printout
139	Tax Escrow - Cash or LoC	Letter of Credit
140	Tax Escrow - LoC Counterparty	Closing Statement/Loan Agreement/Servicing Statement or Printout /Letter of Credit
141	Springing Tax Escrow Description	Note/Mortgage/Loan Agreement
142	Insurance Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout
143	Insurance Escrow (Monthly)	Closing Statement/Servicing Statement or Printout
144	Insurance Escrow - Cash or LoC	Closing Statement/Loan Agreement/Servicing Statement or Printout /Letter of Credit
145	Insurance Escrow - LoC Counterparty	Letter of Credit
146	Springing Insurance Escrow Description	Note/Mortgage/Loan Agreement
147	Replacement Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
148	Replacement Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
149	Replacement Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
150	Replacement Reserve- Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
151	Replacement Reserve - LoC Counterparty	Letter of Credit
152	Springing Replacement Reserve Description	Note/Mortgage/Loan Agreement
153	TI/LC Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
154	TI/LC Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
155	TI/LC Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
156	TI/LC Reserve- Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
157	TI/LC Reserve - LoC Counterparty	Letter of Credit
158	Springing TI/LC Reserve Description	Note/Mortgage/Loan Agreement
159	Debt Service Escrow (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
160	Debt Service Escrow (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
161	Debt Service Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
162	Debt Service Escrow - LoC Counterparty	Letter of Credit
163	Other Escrow I Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement
164	Other Escrow I (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
165	Other Escrow I (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
166	Other Escrow I Cap	Note/Mortgage/Closing Statement/Loan Agreement
167	Other Escrow I Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
168	Other Escrow I - LoC Counterparty	Letter of Credit
169	Springing Other Escrow I Reserve Description	Note/Mortgage/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
170	Other Escrow II Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement
171	Other Escrow II (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
172	Other Escrow II (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
173	Other Escrow II Cap	Note/Mortgage/Closing Statement/Loan Agreement
174	Other Escrow II Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
175	Other Escrow II - LoC Counterparty	Letter of Credit
176	Springing Other Escrow II Reserve Description	Note/Mortgage/Loan Agreement
177	Pari Passu Debt (Y/N)	Note/Mortgage/Loan Agreement
178	Total Pari Passu Cut-Off Date Balance	Calculation –see procedure below
179	Trust Component % of Pari Passu	Calculation –see procedure below
180	Existing Subordinate Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
181	Existing Subordinate Secured Debt In Trust (Y/N)	None - Mortgage Loan Seller Provided
182	Subordinate Secured Debt Description	Note/Mortgage/Loan Agreement
183	Subordinate Secured Debt Original Balance	Subordinate Note/Subordinate Loan Agreement
184	Subordinate Secured Debt Cut-Off Date Balance	Subordinate Note/Subordinate Loan Agreement/Servicing Statement or Printout
185	Whole Loan Cut-Off Date Balance	Calculation –see procedure below
186	Whole Loan Debt Service	Calculation –see procedure below
187	Whole Loan Cut-Off Date LTV Ratio	Calculation –see procedure below
188	Whole Loan UW NOI DSCR	Calculation –see procedure below
189	Whole Loan UW NCF DSCR	Calculation –see procedure below
190	Whole Loan Cut-Off Date UW NOI Debt Yield	Calculation –see procedure below
191	Whole Loan Cut-Off Date UW NCF Debt Yield	Calculation –see procedure below
192	Existing Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
193	Existing Mezzanine Debt In Trust (Y/N)	None - Mortgage Loan Seller Provided
194	Mezzanine Debt Original Balance	Subordinate Note/Subordinate Loan Agreement
195	Mezzanine Debt Cut-off Date Balance	Subordinate Note/Subordinate Loan Agreement
196	Existing Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
197	Unsecured Debt Original Balance	Subordinate Note/Subordinate Loan Agreement
198	Unsecured Debt Cut-off Date Balance	Calculation –see procedure below
199	Additional Debt - Debt Service	Unsecured Debt: Subordinate Note/Subordinate Loan Agreement All Other Loans: Calculation –see procedure below
200	Additional Debt - Loan Type	Subordinate Note/Subordinate Loan Agreement
201	Additional Debt - Mortgage Rate	NCB Credit Lines: Calculation –see procedure below All Other Loans: Subordinate Note/Subordinate Loan Agreement
202	Additional Debt - Mortgage Rate Cap	Subordinate Note/Subordinate Loan Agreement
203	Additional Debt - Mortgage Rate Floor	Subordinate Note/Subordinate Loan Agreement
204	Additional Debt - Interest Accrual Basis	Subordinate Note/Subordinate Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
205	Additional Debt - Balloon Payment	Unsecured Debt: Calculation –see procedure below All Other Loans: Subordinate Note/Subordinate Loan Agreement
206	Additional Debt - Amortization Term (Original)	Unsecured Debt: Calculation –see procedure below All Other Loans: Subordinate Note/Subordinate Loan Agreement
207	Additional Debt - Amortization Term (Remaining)	Unsecured Debt: Calculation –see procedure below All Other Loans: Subordinate Note/Subordinate Loan Agreement
208	Additional Debt - Loan Term (Original)	Calculation –see procedure below
209	Additional Debt - Loan Term (Remaining)	Calculation –see procedure below
210	Additional Debt - IO Period	Subordinate Note/Subordinate Loan Agreement
211	Additional Debt - Seasoning	Calculation –see procedure below
212	Additional Debt - Loan Amortization Type	Subordinate Note/Subordinate Loan Agreement
213	Additional Debt - ARD Loan (Y/N)	Subordinate Note/Subordinate Loan Agreement
214	Additional Debt - ARD Mortgage Rate After ARD	Subordinate Note/Subordinate Loan Agreement
215	Additional Debt - Hyper-Amortization Commencement Date	Subordinate Note/Subordinate Loan Agreement
216	Additional Debt - Maturity Date or Anticipated Repayment Date	Subordinate Note/Subordinate Loan Agreement
217	Additional Debt - ARD Loan Maturity Date	Subordinate Note/Subordinate Loan Agreement
218	Additional Debt - # Extension Options	Subordinate Note/Subordinate Loan Agreement
219	Additional Debt - Fully Extended Maturity Date	Subordinate Note/Subordinate Loan Agreement
220	Additional Debt - Holdback	Subordinate Note/Subordinate Loan Agreement
221	Future Secured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
222	Conditions for Future Secured Debt	Note/Mortgage/Loan Agreement
223	Lender Consent Required for Future Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
224	Future Mezzanine Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
225	Conditions for Future Mezzanine Debt	Note/Mortgage/Loan Agreement
226	Lender Consent Required for Future Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
227	Future Unsecured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
228	Conditions for Future Unsecured Debt	Note/Mortgage/Loan Agreement
229	Lender Consent Required for Future Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
230	Engineering Report Date	Engineering Report
231	Environmental Report Date (Phase I)	Phase I Report
232	Environmental Report Date (Phase II)	Phase II Report
233	Environmental Insurance (Y/N)	Environmental Insurance Certificates/ Environmental Insurance Summaries
234	Seismic Report Date	Seismic Report
235	Seismic PML %	Seismic Report
236	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Note/Mortgage/Loan Agreement/Insurance Certificates/Insurance Summaries
237	Zoning Compliance	Zoning Report/Appraisal Report

Appendix A

Number	Characteristic on Data File	Source Document
238	If Zoning Compliance = LNC or NC, O&L Insurance in Place? (Y/N/NA)	Insurance Certificates/Insurance Summaries
239	Terrorism Insurance (Y/N)	Insurance Certificates/Insurance Summaries
240	Terrorism Insurance Limit - Description	Insurance Certificates/Insurance Summaries
241	Master Lease (Y/N)	Master Lease/Loan Agreement
242	Owner Occupied (Y/N)	Borrower Rent Roll/UW Rent Roll
243	Top 5: Gym Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
244	Top 5: Movie Theater (Y/N)	Borrower Rent Roll/UW Rent Roll
245	50% NRA Roll-Term (Y/N)	Borrower Rent Roll/UW Rent Roll
246	25% NRA Roll-Year (Y/N)	Borrower Rent Roll/UW Rent Roll
247	Top 5: Dark Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
248	Top 5: Restaurant (Y/N)	Borrower Rent Roll/UW Rent Roll
249	Single-Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
250	Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
251	Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
252	Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
253	2nd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
254	2nd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
255	2nd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
256	3rd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
257	3rd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
258	3rd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
259	4th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
260	4th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
261	4th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
262	5th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
263	5th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
264	5th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
265	Balloon Default Grace Period (days)	Note/Mortgage/Loan Agreement
266	Holdback	Note/Mortgage/Loan Agreement
267	Affiliated Sponsor (Y/N)	None - Mortgage Loan Seller Provided
268	Sponsor	None - Mortgage Loan Seller Provided
269	Principals (Individuals)	None - Mortgage Loan Seller Provided
270	Loan Purpose (Acquisition, Refinance)	None - Mortgage Loan Seller Provided
271	Loan Administrative Cost Rate	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
272	Coop - Rental Value[5]	Appraisal Report
273	Coop - LTV as Rental[5]	Calculation –see procedure below
274	Coop - Unsold Percent[5]	Calculation –see procedure below
275	Coop - Sponsor Units[5]	Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule
276	Coop - Investor Units[5]	Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule
277	Coop - Coop Units[5]	Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule
278	Coop - Sponsor/Investor Carry[5]	Calculation –see procedure below
279	Coop - Committed Secondary Debt[5]	Subordinate Note/Subordinate Loan Agreement

Calculation Procedures

With respect to Characteristic 23, (i) we recomputed the Monthly Debt Service Amount as one twelfth of the product of (1) Original Balance, (2) Mortgage Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD,” as applicable and (ii) we compared the Monthly Debt Service Amount to the corresponding information set forth on the Note/Mortgage/Loan Agreement (including the Notice of Loan Conversion Election, if any) for those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” “Interest-only, Amortizing Balloon,” “Amortizing Balloon, ARD” or “Interest-only, Amortizing Balloon ARD,” as applicable.

With respect to Characteristic 29, we recomputed the Cut-Off Date Balance - Loan Level, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Monthly Debt Service Amount and Original Balance and the Cut-off Date. At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance – Loan Level differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 30, we recomputed the Cut-Off Date Balance - Property Level, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Property Level Monthly Debt Service Amount (as defined below), the Property Level Original Balance (as defined below) and the Cut-off Date. At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance – Property Level differences of one dollar or less were noted to be “in agreement” for purposes of this report.

For purposes of Characteristic 30:

•	Property Level Monthly Debt Service Amount shall mean the product of (a) the Monthly Debt Service Amount of the related Mortgage Loan and (b) the quotient of (i) the Property Level Original Balance (as defined below) over (ii) the Original Balance of the related Mortgage Loan.
•	Property Level Original Balance shall mean either (a) the original balance of the respective mortgaged property as set forth on the Note/Mortgage/Loan Agreement or (b) to the extent the original balance of the respective mortgaged property is not stated on the related Note/Mortgage/Loan Agreement, the product of (i) the Original Balance of the related Mortgage Loan and (ii) the Property Level Share (as defined below). With respect to the mortgaged properties identified on the Data File as “Firelands Manor MHP” and “Midtown Manor MHP,” we were instructed by representatives of the related Mortgage Loan Seller to round the resulting product in clause (b) of this procedure to the nearest $50,000.

5 Characteristic is only applicable to the NCB Loans.

Appendix A

•	Property Level Share shall mean the quotient of (a) the As-Is Appraised Value of the respective mortgaged property over (b) the aggregate As-Is Appraised Value of all mortgaged properties for the respective Mortgage Loan. With respect to the mortgaged properties identified on the Data File as “Firelands Manor MHP” and “Midtown Manor MHP,” we were instructed by representatives of the related Mortgage Loan Seller to compute the Property Level Share as the quotient of (a) the UW NOI of the respective mortgaged property over (b) the aggregate UW NOI of both mortgaged properties.

With respect to Characteristic 31, we recomputed the Cut-off Date Balance Per Unit/SF by dividing the (i) Cut-off Date Balance - Loan Level by (ii) No. of Units. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance - Loan Level and aggregate No. of Units of the related cross collateralized loans. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 32, we recomputed the Balloon Payment, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Maturity Date or Anticipated Repayment Date, Monthly Debt Service Amount and Original Balance. At the request of representatives of the respective Mortgage Loan Sellers, Balloon Payment differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 37, we recomputed the Amortization Term (Original) using the Mortgage Rate, Original Balance, Monthly Debt Service Amount and a 30/360 Interest Accrual Basis. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

With respect to Characteristic 38, we recomputed the Amortization Term (Remaining) by subtracting the Seasoning from the Amortization Term (Original). With respect to those Mortgage Loans with a Loan Amortization Type of “Interest-only, Amortizing Balloon” or “Interest-only, Amortizing Balloon ARD,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the IO Period. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

With respect to Characteristic 39, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 40, we recomputed the Loan Term (Remaining) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 42, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 55, we recomputed the Original LTV by dividing the (i) Original Balance by (ii) As-Is Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Original Balance and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Original Balance and (2) the original balance of the related pari passu companion loan(s) (as set forth on the Loan Agreement).

Appendix A

With respect to Characteristic 56, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Cut-off Date Balance - Loan Level by (ii) As-Is Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance - Loan Level and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 57, we recomputed the LTV Ratio at Maturity or ARD by dividing the (i) Balloon Payment by (ii) As-Is Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Balloon Payment and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Balloon Payment and (2) the balloon payment of the related pari passu companion loan(s) (as recalculated herein). Assuming, at your request, no prepayment of principal, we computed the balloon payment of the related pari passu companion loan(s) using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable) and Maturity Date or Anticipated Repayment Date and original balance of the related pari passu companion loan(s) (each as set forth on the Loan Agreement) and the monthly debt service amount of the related pari passu companion loan (s) (as derived from the Loan Agreement).

With respect to Characteristic 58, we recomputed the UW NOI DSCR by dividing the (i) UW NOI by (ii) the annualized Monthly Debt Service Amount. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 59, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) the annualized Monthly Debt Service Amount. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 60, we recomputed the Cut-off Date UW NOI Debt Yield by dividing the (i) UW NOI by (ii) Cut-off Date Balance - Loan Level. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Cut-off Date Balance - Loan Level of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 61, we recomputed the Cut-off Date UW NCF Debt Yield by dividing the (i) UW NCF by (ii) Cut-off Date Balance - Loan Level. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Cut-off Date Balance - Loan Level of the related cross collateralized loans. With

Appendix A

respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 178, we recomputed the Total Pari Passu Cut-Off Date Balance, assuming, at your request, no prepayments of principal, using the (i) First Payment Date, (ii) Interest Accrual Basis, (iii) Mortgage Rate, (iv) IO Period (if applicable), (v) sum of the (1) Monthly Debt Service Amount and (2) monthly debt service amount of the related pari passu companion loan(s) (as set forth on the Loan Agreement), (vi) sum of the (1) Original Balance and (2) original balance of the related pari passu companion loan(s) (as set forth on the Loan Agreement) and (vii) Cut-off Date. At the request of representatives of the respective Mortgage Loan Seller, Total Pari Passu Cut-Off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. No procedure was performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 179, we recomputed the Trust Component % of Pari Passu by dividing the (i) Cut-Off Date Balance - Loan Level by (ii) Total Pari Passu Cut-Off Date Balance. No procedure was performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 185, we recomputed the Whole Loan Cut-Off Date Balance as the sum of the (i) Cut-Off Date Balance – Loan Level and (ii) Subordinate Secured Debt Original Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 186, we recomputed the Whole Loan Debt Service as the sum of (i) the Monthly Debt Service Amount, (ii) the Additional Debt - Debt Service and (iii) with respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), the monthly debt service amount of the related funded pari passu companion loan(s) (as derived from the Loan Agreement). This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 187, we recomputed the Whole Loan Cut-Off Date LTV Ratio by dividing the Whole Loan Cut-off Date Balance by As-Is Appraised Value. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 188, we recomputed the Whole Loan UW NOI DSCR by dividing the (i) UW NOI by (ii) the product of (1) Whole Loan Debt Service and (2) 12. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 189, we recomputed the Whole Loan UW NCF DSCR by dividing the (i) UW NCF by (ii) the product of (1) Whole Loan Debt Service and (2) 12. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 190, we recomputed the Whole Loan Cut-off Date UW NOI Debt Yield by dividing the UW NOI by the Whole Loan Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

Appendix A

With respect to Characteristic 191, we recomputed the Whole Loan Cut-off Date UW NCF Debt Yield by dividing the UW NCF by the Whole Loan Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 198, we recomputed the Unsecured Debt Cut-Off Date Balance, assuming, at your request, no prepayments of principal, using the unsecured debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement), Additional Debt - Interest Accrual Basis, Additional Debt - Mortgage Rate, Additional Debt - IO Period (if applicable), Additional Debt - Debt Service and Unsecured Debt Original Balance and the Cut-off Date. At the request of representatives of the respective Mortgage Loan Sellers, Unsecured Debt Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans with unsecured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 199, we recomputed the Additional Debt - Debt Service:

(i)	for the Mortgage Loans identified on the Data File as “Plaza America I & II ,” “Easton Town Center,” “Gas Company Tower & World Trade Center Parking Garage” and “80-82 Charles St. Owners Corp.” as one twelfth of the product of (a) the Subordinate Secured Debt Original Balance or Mezzanine Debt Original Balance, as applicable, (b) the Additional Debt - Mortgage Rate related to the subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement), as applicable and (c) a fraction equal to 365/360;
(ii)	for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement) not identified in clause (i) of this procedure as the sum of (1) the credit line scheduled principal payment (as set forth on the Subordinate Note) and (2) one twelfth of the product of (a) the Subordinate Secured Debt Original Balance, (b) the Additional Debt - Mortgage Rate and (c) a fraction equal to 365/360.

This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 201, we recomputed the Additional Debt – Mortgage Rate as the greater of the (i) Additional Debt - Mortgage Rate Floor and (ii) sum of the (1) subordinate secured debt margin (as set forth on the Subordinate Note) and (2) one month LIBOR effective as of October 3, 2016 (0.52833% as stipulated by representatives of NCB). This procedure was only performed for those NCB Loans with subordinate secured credit lines (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 205, we recomputed the Additional Debt Balloon Payment, assuming, at your request, no prepayments of principal, using the unsecured debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement), Additional Debt - Interest Accrual Basis, Additional Debt - Mortgage Rate, Additional Debt - IO Period (if applicable), Additional Debt - Debt Service, Unsecured Debt Original Balance and Additional Debt - Maturity Date or Anticipated Repayment Date. At the request of representatives of the respective Mortgage Loan Sellers, Additional Debt Balloon Payment differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans with unsecured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 206, we recomputed the Additional Debt - Amortization Term (Original) using the Additional Debt - Mortgage Rate, Unsecured Debt Original Balance, Additional Debt - Debt Service and a 30/360 Interest Accrual Basis. This procedure was only performed for those Mortgage Loans with unsecured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 207, we recomputed the Additional Debt - Amortization Term (Remaining) by subtracting the Additional Debt - Seasoning from the Additional Debt - Amortization Term (Original).

Appendix A

This procedure was only performed for those Mortgage Loans with unsecured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 208, we recomputed the Additional Debt – Loan Term (Original) by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt, mezzanine debt or unsecured debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 209, we recomputed the Additional Debt – Loan Term (Remaining) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt, mezzanine debt or unsecured debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 211, we recomputed the Additional Debt – Seasoning by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Cut-off Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt, mezzanine debt or unsecured debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 273, we recomputed the Coop – LTV as Rental by dividing the (i) Cut-Off Date Balance - Loan Level by (ii) Coop – Rental Value.

With respect to Characteristic 274, we recomputed the Coop – Unsold Percent by dividing the (i) sum of (1) Coop - Sponsor Units, (2) Coop - Investor Units and (3) Coop – Coop Units by (ii) No. of Units.

With respect to Characteristic 278, we recomputed the Coop – Sponsor/Investor Carry by subtracting the (i) aggregate annual coop maintenance of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule) from the (ii) aggregate annual rent of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule).

The Appraisal Report, Engineering Report, Capital Expenditure Schedule, Insurance Confirmation, USPS.com, Phase I Report, Phase II Report, Borrower Rent Roll, UW Rent Roll, Lease Estoppel, Extension Agreement, Note, Mortgage, Loan Agreement (including the Notice of Loan Conversion Election, if any), Draft Note, Deed of Trust, Electronic Underwriting File, Title Policy, Assignment of Mortgage, Ground Lease, Ground Lease Abstract, Tenants in Common Agreement, Attorney Opinion Letter, Cash Management Agreement, Lockbox Agreement, Management Agreement, Indemnification Agreement, Guaranty, Closing Statement, Servicing Statement or Printout, Letter of Credit, Insurance Certificates, Insurance Summaries, Master Lease, Seismic Report, Zoning Report, Subordinate Note, Subordinate Loan Agreement, Environmental Insurance Certificates, Environmental Insurance Summaries, Sponsor Rent Roll, Investor Rent Roll, Maintenance Schedule and any other related documents or correspondences that were provided to us by representatives of the Mortgage Loan Sellers in support of the Characteristics in this Appendix are collectively referred to as the “Source Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations as to the accuracy or completeness of any of the information contained therein. In certain instances, our comparisons and recalculations were made using photocopies or faxed copies of the Source Documents. In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans.